Trust Preferred Securities (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Subordinated Borrowing

The terms of the outstanding trust preferred securities at December 31, 2011 and 2010 are summarized as follows:

Maturity	Dividend Rate	2011	2010
July 2031	10.25% fixed	$15,000	$15,000
July 2031	Three-month LIBOR, plus 3.58% (4.01% and 3.87%, respectively)	15,000	15,000
January 2035	Three-month LIBOR, plus 1.99% (2.39% and 2.28%, respectively)	10,000	10,000
August 2035	Fixed at 6.40% to August 2015 (thereafter, three-month LIBOR, plus 1.80)%	10,000	10,000
November 2035	Fixed at 6.08% to November 2015 (thereafter, three-month LIBOR, plus 1.49)%	10,000	10,000
December 2036	Fixed at 6.74% to December 2016 (thereafter, three-month LIBOR, plus 1.74)%	15,750	15,750
June 2037	Fixed at 6.63% to June 2012 (thereafter, three-month LIBOR, plus 1.70)%	15,000	15,000
September 2037	Fixed at 7.38% to June 2012 (thereafter, three-month LIBOR, plus 1.70)%	13,000	13,000
September 2037	Fixed at 7.34% to September 2012 (thereafter, three-month LIBOR, plus 1.75)%	—	10,000

		$103,750	$113,750